Segment and Geographic Information (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended		3 Months Ended								11 Months Ended		12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Feb. 02, 2013	Nov. 03, 2012	Aug. 04, 2012	May 05, 2012	Mar. 03, 2012	Nov. 26, 2011	Aug. 27, 2011	May 28, 2011	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Business segment information
Goodwill impairments											$ 822	$ 0	$ 0	$ 0
Total revenue			14,952	9,381	9,339	10,373	15,161	10,749	10,095	9,471	39,948	41,319	45,476	44,432
Operating income (loss)	(14)	(1)	(182)	2	88	264	1,231	309	384	276	(116)	1,898	2,200	2,280
Other income (expense)
Gain on sale of investments											0	55	55	0
Investment income and other											20	23	22	28
Interest expense											(100)	(101)	(111)	(61)
Earnings (loss) from continuing operations before income tax expense and equity in income of affiliates											(196)	1,875	2,166	2,247
Domestic [Member]
Business segment information
Operating income (loss)											734		1,964	2,210
International [Member]
Business segment information
Total revenue											6,605		7,861	7,362
Percentage of revenue, by revenue category (as a percent)			100.00%				100.00%				100.00%		100.00%	100.00%
Operating income (loss)											(850)		236	70
International [Member] | Consumer Electronics [Member]
Business segment information
Percentage of revenue, by revenue category (as a percent)			31.00%				34.00%				31.00%		34.00%	35.00%
International [Member] | Computing and Mobile Phones [Member]
Business segment information
Percentage of revenue, by revenue category (as a percent)			39.00%				36.00%				39.00%		36.00%	34.00%
International [Member] | Entertainment [Member]
Business segment information
Percentage of revenue, by revenue category (as a percent)			8.00%				8.00%				8.00%		8.00%	10.00%
International [Member] | Appliances [Member]
Business segment information
Percentage of revenue, by revenue category (as a percent)			17.00%				17.00%				17.00%		17.00%	16.00%
International [Member] | Services [Member]
Business segment information
Percentage of revenue, by revenue category (as a percent)			5.00%				5.00%				5.00%		5.00%	5.00%
Maximum [Member] | International [Member] | Other [Member]
Business segment information
Maximum percentage of revenue, by revenue category (as a percent)			1.00%				1.00%				1.00%		1.00%	1.00%
Scenario, Previously Reported [Member]
Business segment information
Goodwill impairments											822	1,207	1,207	0
Number of reportable segments											2
Other income (expense)
Total Assets			16,787				16,005				16,787		16,005	17,849
Total capital expenditures											705	709	766	744
Total depreciation											794	811	897	896
Scenario, Previously Reported [Member] | Domestic [Member]
Business segment information
Goodwill impairments											3		0	0
Total revenue											33,343		37,615	37,070
Percentage of revenue, by revenue category (as a percent)			100.00%				100.00%				100.00%		100.00%	100.00%
Other income (expense)
Total Assets			10,874				9,592				10,874		9,592	9,610
Total capital expenditures											488		488	481
Scenario, Previously Reported [Member] | Domestic [Member] | Consumer Electronics [Member]
Business segment information
Percentage of revenue, by revenue category (as a percent)			33.00%				36.00%				33.00%		36.00%	37.00%
Scenario, Previously Reported [Member] | Domestic [Member] | Computing and Mobile Phones [Member]
Business segment information
Percentage of revenue, by revenue category (as a percent)			44.00%				40.00%				44.00%		40.00%	37.00%
Scenario, Previously Reported [Member] | Domestic [Member] | Entertainment [Member]
Business segment information
Percentage of revenue, by revenue category (as a percent)			10.00%				12.00%				10.00%		12.00%	14.00%
Scenario, Previously Reported [Member] | Domestic [Member] | Appliances [Member]
Business segment information
Percentage of revenue, by revenue category (as a percent)			6.00%				5.00%				6.00%		5.00%	5.00%
Scenario, Previously Reported [Member] | Domestic [Member] | Services [Member]
Business segment information
Percentage of revenue, by revenue category (as a percent)			6.00%				6.00%				6.00%		6.00%	6.00%
Scenario, Previously Reported [Member] | Domestic [Member] | Other [Member]
Business segment information
Percentage of revenue, by revenue category (as a percent)			1.00%				1.00%				1.00%		1.00%	1.00%
Scenario, Previously Reported [Member] | International [Member]
Business segment information
Goodwill impairments											819		1,207	0
Other income (expense)
Total Assets			5,913				6,413				5,913		6,413	8,239
Total capital expenditures											217		278	263
Scenario, Previously Reported [Member] | Continuing Operations [Member]
Other income (expense)
Total depreciation											794		879	876
Scenario, Previously Reported [Member] | Continuing Operations [Member] | Domestic [Member]
Other income (expense)
Total depreciation											561		612	615
Scenario, Previously Reported [Member] | Continuing Operations [Member] | International [Member]
Other income (expense)
Total depreciation											$ 233		$ 267	$ 261